Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net revenue	$ 1,467,016	$ 97,340	$ 2,825,855	$ 752,178
Cost of goods sold	1,183,428	126,982	2,922,085	922,728
Gross loss	283,588	(29,642)	(96,230)	(170,550)
Operating expenses:
General and administrative	319,736	180,900	1,581,474	929,726
Salaries and wages	598,286	251,810	1,129,858	628,637
Professional fees	390,666	144,141	694,596	583,920
Depreciation expense				93,253
Total operating expenses	1,308,688	576,851	3,405,928	2,235,536
Operating loss	(1,025,100)	(606,493)	(3,502,158)	(2,406,086)
Other income (expense):
Interest income	2,877	2,845	11,719	13,627
Interest expense	(28,744)	(173,445)	(435,271)	(2,250,893)
Total other income (expense)	(25,867)	(170,600)	(423,552)	(2,237,266)
Net loss	$ (1,050,967)	$ (777,093)	$ (3,925,710)	$ (4,643,352)
Weighted average common shares outstanding - basic	4,109,467	3,001,909	2,726,330	1,200,157
Weighted average common shares outstanding - diluted	4,109,467	3,001,909	2,726,330	1,200,157
Net loss per common share - basic	$ (0.26)	$ (0.26)	$ (1.44)	$ (3.87)
Net loss per common share - diluted	$ (0.26)	$ (0.26)	$ (1.44)	$ (3.87)